Segment Reporting	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SEGMENT REPORTING
22	SEGMENT REPORTING

The Group prepared the following segment information based on the internal reports of the Group’s strategic business units which are regularly reviewed by the Group’s Chief Executive Officer (“CEO”) for the purpose of making decisions about resource allocation and performance assessment.

The group reporting is organized and managed in two major business units. All of our revenue is derived from one segment country which is in Malaysia.

The reportable segments are summarized as follows:

i)	Large-scale solar — Large-scale solar projects are utility scale solar PV power plants with installed generating capacity of 1 MWac or more. Large-scale solar projects are ground mounted and floating and are designed to supply power to the power grid. For the majority of our large-scale solar projects, we usually act as the contractor to the project awarder, who is the main contractor for a solar project.

ii)	Commercial & Industrial — C&I projects are smaller scale solar projects where the solar PV systems are installed on rooftops and are designed to generate electricity for commercial and industrial properties for their own consumption, such as factories, warehouses and commercial stores. For C&I projects, we usually sign a service contract with the project owner and act as the main contractor.

Revenue from contract services primarily involved project execution, including construction, installation and integration works, testing and commissioning of our solar projects. Revenue from sales of goods involved supply and selling of solar mounting structures and accessories. Consequently, both segments contribute to revenue from contract services and sales of goods, as reflected in our disclosed financial reports.

The Group did not generate any inter-segment revenues.

Segment profit

Segment performance is used to performance as Group’s CEO believes that such information is the most relevant in evaluating the results of certain segment relative to other entities that operate within these industries. Performance is evaluated based on operating profit and loss which is measured differently from operating profit or loss in the consolidated financial statements.

Segment assets

The total of segment asset is measured on all assets of a segment as included in the internal management reports that are reviewed by the Group’s CEO. Segment total assets are used to measure the return of assets of each segment.

Segment liabilities

The total of segment liability is measured on all liabilities of a segment as included in the internal management reports that are reviewed by the Group’s CEO. Segment total liabilities are used to measure the financial position of each segment.

	As of December 31, 2023	As of December 31, 2024	As of December 31, 2025	As of December 31, 2025
By Business Unit	RM	RM	RM	Convenience Translation USD
Revenue
Large Scale Solar Contract Services	100,377,899	50,641,696	72,650,408	17,889,784
Commercial & Industrial Contract Services	12,289,223	17,091,509	41,405,112	10,195,792
Large Scale Solar Sales of Goods	31,610,675	18,223,295	1,056,193	260,082
Commercial & Industrial Sales of Goods	3,776,176	4,388,088	5,585,897	1,375,498
Total revenue	148,053,973	90,344,588	120,697,610	29,721,156

Cost of Sales
Large Scale Solar Contract Services	(87,239,254)	(48,888,238)	(64,473,864)	(15,876,352)
Commercial & Industrial Contract Services	(10,880,570)	(14,634,333)	(35,791,980)	(8,813,588)
Large Scale Solar Sales of Goods	(28,926,094)	(16,521,415)	(1,056,193)	(260,082)
Commercial & Industrial Sales of Goods	(3,155,108)	(4,058,132)	(5,397,474)	(1,329,100)
Total cost of sales	(130,201,026)	(84,102,118)	(106,719,511)	(26,279,122)

Large Scale Solar Gross profit	15,823,226	3,455,338	8,176,544	2,013,432
Commercial & Industrial Gross profit	2,029,721	2,787,132	5,801,555	1,428,602
Total gross profit	17,852,947	6,242,470	13,978,099	3,442,034
Selling and administrative expenses	(6,596,538)	(11,734,782)	(15,856,961)	(3,904,694)
Selling and administrative expenses to related parties	(102,109)	(115,419)	(245,796)	(60,526)
Income/(Loss) from operations before income tax	11,154,300	(5,607,731)	(2,124,658)	(523,186)

	As of December 31, 2024	As of December 31, 2025	As of December 31, 2025
Total assets	RM	RM	Convenience Translation USD
Large Scale Solar segment	49,139,582	48,822,485	12,022,281
Commercial & Industrial segment	33,956,854	38,476,543	9,474,647
Total of reportable segments	83,096,436	87,299,028	21,496,928
Corporate and other	31,195,694	102,449,572	25,227,673
Consolidated total assets	114,292,130	189,748,600	46,724,601

Total liabilities	RM	RM	Convenience Translation USD
Large Scale Solar segment	21,362,655	8,255,741	2,032,933
Commercial & Industrial segment	29,714,895	12,149,110	2,991,655
Total of reportable segments	51,077,550	20,404,851	5,024,588
Corporate and other	46,093,102	139,087,390	34,249,543
Consolidated total liabilities	97,170,652	159,492,241	39,274,131